Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $17,586,000.
Narrative - Max Aggregate Offering Price	$ 17,586,000
Final Prospectus	true